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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.

1.   Name and address of issuer:

     Gold Bank Funds
     6860 W. 115th, Suite 100
     Overland Park, Kansas 66211
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2.   The name of each series or class of securities for which this
     Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not
     list the series or classes):                                            /X/
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3.   Investment Company Act File Number:        811-10465

     Securities Act File Number:                333-68178

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4(a). Last day of fiscal year for which this Form is filed:        April 7, 2006
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4(b). /_/  Check  box if this  Form is being  filed  late  (i.e.,  more  than 90 calendar days after the end of the issuer's fiscal year).  (See Instruction
     A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.
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4(c). /X/  Check box if this is the last time the  issuer  will be filing  this
     Form.
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5.   Calculation of registration fee:

     (i)  Aggregate  sale  price of  securities
          sold  during the  fiscal  year pursuant
          to section 24(f):                                          $59,979,991

     (ii) Aggregate price of securities redeemed
          or repurchased during the fiscal year:    $140,227,972

    (iii) Aggregate price of securities redeemed
          or repurchased during any prior fiscal
          year ending no earlier than October 11,
          1995 that were not previously used to
          reduce registration fees payable to the
          Commission:                                         $0

     (iv) Total  available  redemption  credits
          [add Items 5(ii) and 5(iii)]:                            -$140,227,972

     (v)  Net sales --- if Item 5(i) is greater
          than Item 5(iv) [subtract  Item 5(iv)
          from Item 5(i)]:                                                    $0

    /-----------------------------------------------------------/
    /(vi) Redemption credits available for use in  ($80,247,980)/
    /     future years- if Item 5(i) is less than               /
    /     Item 5(iv) [subtract Item 5(iv) from                  /
    /     Item 5(i)]:                                           /
    /-----------------------------------------------------------/

    (vii) Multiplier for determining registration
          fee (See Instruction C.9):                                  x 0.000107

   (viii) Registration fee due [multiply Item 5(v)
          by Item 5(vii)] (enter "0" if no fee is
          due):                                                    =$          0
                                                                   =============
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6.   Prepaid Shares
     If the  response  to Item 5(i) was  determined  by  deducting  an amount of securities that were  registered  under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997,  then report the amount of  securities  (number  of  shares or other  units)  deducted  here:  [Not
     Applicable].  If there is a number  of  shares  or other  units  that  were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are  available for use by the issuer in future fiscal years, then state that number here: [Not Applicable].
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7.   Interest due -- if this Form is being filed more than 90 days after the end
     of   the   issuer's   fiscal   year   (see    Instruction   D):
                                                                       +      $0
                                                                    ------------
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8.   Total of the amount of the registration fee due plus any interest due [line
     5(viii) plus line 7]:

                                                                      =       $0
                                                                    ============
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9.   Date  the  registration  fee  and  any  interest  payment  was  sent to the
     Commission's lockbox depository:

         N/A

         Method of Delivery:         /_/      Wire Transfer
                                     /_/      Mail or other means
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                                   SIGNATURES

This  report has been  signed  below by the  following  persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Stephen R. Oliver
     Name:                        Stephen R. Oliver
     Title:                       President

Date    May 23, 2006

          *    Please print the name and title of the signing  officer below the signature.